Quarterly Holdings Report
for
Fidelity® Focused Stock Fund
July 31, 2025
TQG-NPRT3-0925
1.804874.121
Common Stocks - 99.3%
	Shares	Value ($)
CANADA - 4.2%
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
PrairieSky Royalty Ltd	4,879,200	83,914,070
Information Technology - 2.2%
IT Services - 2.2%
Shopify Inc Class A (United States) (a)	754,000	92,146,340
TOTAL CANADA		176,060,410
SWITZERLAND - 3.1%
Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 3.1%
TE Connectivity PLC	626,000	128,799,500
TAIWAN - 3.9%
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	681,000	164,543,220
UNITED STATES - 88.1%
Communication Services - 11.8%
Entertainment - 0.4%
ROBLOX Corp Class A (a)	125,000	17,223,750
Interactive Media & Services - 11.1%
Alphabet Inc Class A	615,000	118,018,500
Meta Platforms Inc Class A	448,000	346,501,120
		464,519,620
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	64,019	15,262,770
TOTAL COMMUNICATION SERVICES		497,006,140

Consumer Discretionary - 17.1%
Automobiles - 1.5%
Tesla Inc (a)	204,000	62,887,080
Broadline Retail - 7.2%
Amazon.com Inc (a)	1,283,900	300,573,829
Hotels, Restaurants & Leisure - 4.5%
DraftKings Inc Class A (a)	4,175,000	188,042,000
Household Durables - 2.8%
SharkNinja Inc (a)	165,000	19,156,500
Somnigroup International Inc	1,351,100	97,792,618
		116,949,118
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp (a)	484,602	51,450,194
TOTAL CONSUMER DISCRETIONARY		719,902,221

Consumer Staples - 1.1%
Tobacco - 1.1%
Philip Morris International Inc	302,000	49,543,100
Financials - 16.6%
Banks - 0.5%
Wells Fargo & Co	260,000	20,963,800
Capital Markets - 16.1%
Bank of New York Mellon Corp/The	2,014,000	204,320,300
Coinbase Global Inc Class A (a)	214,000	80,840,640
Morgan Stanley	377,000	53,707,420
Northern Trust Corp	643,931	83,711,030
Robinhood Markets Inc Class A (a)	2,461,000	253,606,050
		676,185,440
TOTAL FINANCIALS		697,149,240

Health Care - 2.1%
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp (a)	177,300	18,602,316
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific Inc	58,000	27,125,440
Pharmaceuticals - 1.1%
Eli Lilly & Co	55,000	40,703,850
TOTAL HEALTH CARE		86,431,606

Industrials - 9.1%
Aerospace & Defense - 1.3%
Boeing Co (a)	241,000	53,463,440
Electrical Equipment - 6.1%
Eaton Corp PLC	421,000	161,967,120
Vertiv Holdings Co Class A	657,000	95,659,200
		257,626,320
Machinery - 1.7%
PACCAR Inc	704,000	69,527,040
TOTAL INDUSTRIALS		380,616,800

Information Technology - 30.3%
Communications Equipment - 1.7%
Cisco Systems Inc	1,076,000	73,254,080
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp Class A	1,055,000	112,368,050
IT Services - 4.6%
IBM Corporation	128,000	32,403,200
Kyndryl Holdings Inc (a)	4,208,000	158,936,160
		191,339,360
Semiconductors & Semiconductor Equipment - 12.3%
Broadcom Inc	586,000	172,108,200
NVIDIA Corp	1,942,000	345,423,540
		517,531,740
Software - 8.0%
AppLovin Corp Class A (a)	46,000	17,972,200
Figma Inc Class A	10,200	336,600
Microsoft Corp	492,970	262,999,495
Palantir Technologies Inc Class A (a)	337,000	53,363,950
Rubrik Inc Class A (a)	14,207	1,348,955
		336,021,200
Technology Hardware, Storage & Peripherals - 1.0%
Apple Inc	204,000	42,344,280
TOTAL INFORMATION TECHNOLOGY		1,272,858,710

TOTAL UNITED STATES		3,703,507,817
TOTAL COMMON STOCKS (Cost $2,603,638,880)		4,172,910,947

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $41,798,758)	4.33	41,790,400	41,798,759

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,645,437,638)	4,214,709,706
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(12,940,971)
NET ASSETS - 100.0%	4,201,768,735

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,328,900	1,526,556,338	1,505,086,479	2,032,102	-	-	41,798,759	41,790,400	0.1%
Fidelity Securities Lending Cash Central Fund	8,800,244	165,713,967	174,514,211	3,372	-	-	-	-	0.0%
Total	29,129,144	1,692,270,305	1,679,600,690	2,035,474	-	-	41,798,759

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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